Warrants (Details) - A summary of outstanding common stock warrants (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible
Warrants Outstanding	7,442,443	7,442,443
Warrants Recorded as Liabilities	3,269,124	7,398,470
Warrant A [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	6,128,379	6,128,379
Warrants Recorded as Liabilities	1,999,033	6,128,379
Exercise Price	$ 2.60	$ 2.60
Expiration Date	August and September 2018	August and September 2018
Warrant B [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	717,905	717,905
Warrants Recorded as Liabilities	717,905	717,905
Exercise Price	$ 4.04	$ 4.04
Expiration Date	June and August 2014	June and August 2014
Warrant C [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	552,186	552,186
Warrants Recorded as Liabilities	552,186	552,186
Exercise Price	$ 4.22	$ 4.22
Expiration Date	December 2014 and January 2015	December 2014 and January 2015
Warrant D [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	7,740	7,740
Exercise Price	$ 77.52	$ 77.52
Expiration Date	June and August 2014	June and August 2014
Warrant E [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	1,022	1,022
Exercise Price	$ 83.49	$ 83.49
Expiration Date	December 2014 and January 2015	December 2014 and January 2015
Warrant F [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	960	960
Exercise Price	$ 145.90	$ 145.90
Expiration Date	December 2015	December 2015
Warrant G [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,047	2,047
Exercise Price	$ 149.09	$ 149.09
Expiration Date	July 2015	July 2015
Warrant H [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	30,192	30,192
Exercise Price	$ 154.05	$ 154.05
Expiration Date	July 2015	July 2015
Warrant I [Member]
Class of Warrant or Right [Line Items]
Securities Into Which Warrants are Convertible	Common stock	Common stock
Warrants Outstanding	2,012	2,012
Exercise Price	$ 298.17	$ 298.17
Expiration Date	December 2014 and November 2015	December 2014 and November 2015